UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 3/31/07

Check here if Amendment [ ]; Amendment     Number:_____
This Amendment (Check only one.):          [ ]is a restatement.
                                           [ ]adds new holdings entries.
Institutional Investment Manager Filing    this Report:

Name:     Robshaw & Julian Associates, Inc.

Address:  6255 Sheridan Drive, Suite 400,
          Williamsville, New York  14221


Form 13F File Number: 28- 7320

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     James P. Julian
Title:    Vice President
Phone:    716-633-6555

Signature, Place, and Date of Signing:

James P. Julian          Williamsville, New York               5/3/07
---------------          -----------------------               ------
  [Signature]                 [City, State]                    [Date]

Report Type (Check only one.):

     [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

     [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s.)


Form 13F File Number     Name

28-_7320                 Robshaw & Julian Associates, Inc.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   43

Form 13F Information Table Value Total:  $134,952,197


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.] NONE

                                              FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ---- ------ ----
GENERAL ELECTRIC CO.           COMMON           369604103  7542606  213309          x       none        x      0    0
WYETH                          COMMON           983024100  6687860  133677          x       none        x      0    0
PEPSICO INC                    COMMON           713448108  5714044   89900          x       none        x      0    0
BP                             COMMON           556221074  5416338   83650          x       none        x      0    0
SYSCO CORP                     COMMON           871829107  5116483  151241          x       none        x      0    0
AMERICAN INTL GROUP            COMMON           26874107   5101191   75888          x       none        x      0    0
PROCTOR & GAMBLE               COMMON           742718109  4814182   76222          x       none        x      0    0
UNITED TECHNOLOGIES            COMMON           913017109  4802980   73892          x       none        x      0    0
WAL MART STORES INC            COMMON           931142103  4390388   93512          x       none        x      0    0
PRAXAIR INC.                   COMMON           74005P104  4361239   69270          x       none        x      0    0
MEDTRONIC                      COMMON           585055106  4266994   86975          x       none        x      0    0
GOLDMAN SACHS                  COMMON           38141G104  4102639   19855          x       none        x      0    0
PFIZER                         COMMON           717081103  3977768  157473          x       none        x      0    0
AFLAC INC                      COMMON           1055102    3957746   84100          x       none        x      0    0
TEVA                           COMMON           881624209  3873069  103475          x       none        x      0    0
ALTRIA                         COMMON           02209s103  3821930   43525          x       none        x      0    0
ILLINOIS TOOL WORKS            COMMON           452308109  3643218   70605          x       none        x      0    0
BARCLAYS                       COMMON           06738E204  3609996   63400          x       none        x      0    0
STRYKER                        COMMON           863667101  3597860   54250          x       none        x      0    0
INTEL CORP                     COMMON           458140100  3476495  181730          x       none        x      0    0
UNITED PARCEL                  COMMON           911312106  3356038   47875          x       none        x      0    0
EXXON CORP                     COMMON           302290101  3322214   44032          x       none        x      0    0
MICROSOFT                      COMMON           594918104  2908848  104372          x       none        x      0    0
VANGUARD EMERGING MARKETS      COMMON           922042858  2886642   36600          x       none        x      0    0
VIPERS
AT&T                           COMMON           00206R102  2844244   72134          x       none        x      0    0
ECANA                          COMMON           292505104  2765664   54625          x       none        x      0    0
HOME DEPOT                     COMMON           437076102  2763767   75225          x       none        x      0    0
MC CORMICK                     COMMON           579780206  2714697   70475          x       none        x      0    0
CISCO                          COMMON           17275R102  2607124  102120          x       none        x      0    0
DONALDSON                      COMMON           257651109  2532487   70152          x       none        x      0    0
FIFTH THIRD BANCORP            COMMON           316773100  1963518   50750          x       none        x      0    0
POWERSHARES DYNAMIC BIOTECH &  COMMON           73935X856  1778938   99050          x       none        x      0    0
GENOME
DENTSPLY                       COMMON           249030107  1617031   49375          x       none        x      0    0
SLM                            COMMON           78442P106  1542953   37725          x       none        x      0    0
J P MORGAN CHASE               COMMON           46625H100  1404955   29040          x       none        x      0    0
3M                             COMMON           88579Y101  1070020   14000          x       none        x      0    0
COCA COLA CO.                  COMMON           191216100  1008000   21000          x       none        x      0    0
KIMBERLY CLARK                 COMMON           494368103   993105   14500          x       none        x      0    0
PAYCHEX                        COMMON           704326107   939176   24800          x       none        x      0    0
DU PONT E I DE NEMOURS         COMMON           263534109   551145   11150          x       none        x      0    0
FANNIE MAE                     COMMON           313586109   507594    9300          x       none        x      0    0
BRISTOL MYERS                  COMMON           110122108   309802   11160          x       none        x      0    0
WELLS FARGO                    COMMON           949746101   289212    8400          x       none        x      0    0